INCOME TAXES (Tables)	2 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of income tax expense

	Two months ended December 31, 2023	Year ended October 31, 2023	Year ended October 31, 2022	Year ended October 31, 2021
	$	$	$	$
Current expense:
Federal	122,714	498,435	217,571	113,699
State	29,933	68,861	27,787	36,844
Adjustment to prior years provision versus statutory tax returns	6,827	273,994	-	-
Total current expense:	159,474	841,290	245,358	150,543
Deferred expense (benefit):
Federal	184,510	(1,354,696)	(990,452)	(1,288,637)
State	39,554	(389,828)	(350,374)	(322,400)
Change in unrecognized deductible temporary differences	-	1,274,166	1,340,826	1,611,037
Total deferred (benefit):	224,064	(470,358)	-	-
Total income tax expense:	383,539	370,932	245,359	150,543

Schedule of income tax recovery

	Two months ended December 31, 2023	Year ended October 31, 2023	Year ended October 31, 2022	Year ended October 31, 2021
	$	$	$	$
Gain (Loss) from operations before taxes	1,055,966	(291,388)	665,309	(864,202)
Statutory tax rates	27.37%	24.46%	27.25%	27.25%
Expected income tax (recovery)	289,056	(71,275)	181,297	(235,495)
Change in statutory tax rates and FX rates	(2,030)	21,890	92,662	84,952
Nondeductible expenses	(180,803)	1,069,536	38,802	(42,264)
Deferral adjustments	224,064	(1,189,931)	(1,374,372)	(1,260,938)
Change in unrecognized deductible temporary differences	-	1,274,166	1,340,826	1,611,038
Net operating loss	46,425	(1,323,949)	-	-
Fiscal year to calendar year adjustment	-	316,501	(33,856)	(6,749)
Adjustment to prior years provision versus statutory tax returns	6,827	273,994	-	-
Total income tax expense:	383,539	370,932	245,358	150,543

Schedule of non-capital losses

	Two months ended December 31, 2023	Year ended October 31, 2023	Year ended October 31, 2022	Year ended October 31, 2021
	$	$	$	$
Property, plant and equipment	8,061	127,305	-	-
Inventory	129,573	127,846	-	-
ROU Leases	(168,327)	(108,206)	-	-
Net Operating Loss Carryforward (federal)	274,831	318,614	-	-
Net Operating Loss Carryforward (state)	2,156	4,799	-	-
Net deferred tax assets:	246,294	470,358	-	-